Goodwill and Other Intangible Assets (Schedule of Other Intangible Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Gross Carrying Amount	$ 787,585	$ 784,604
Accumulated Amortization	(212,659)	(172,065)
Accumulated Impairment Loss	(57,841)	(14,636)
Net Book Value	517,085	597,903
Developed Technology [Member]
Gross Carrying Amount	512,499	512,402
Accumulated Amortization	(136,845)	(109,816)
Accumulated Impairment Loss	(41,418)	(11,636)
Net Book Value	334,236	390,950
Patents [Member]
Gross Carrying Amount	16,534	15,209
Accumulated Amortization	$ (9,060)	$ (8,136)
Accumulated Impairment Loss
Net Book Value	$ 7,474	$ 7,073
Trademarks and Trade Names [Member]
Gross Carrying Amount	60,128	60,046
Accumulated Amortization	$ (12,257)	$ (9,519)
Accumulated Impairment Loss
Net Book Value	$ 47,871	$ 50,527
Customer Relationships [Member]
Gross Carrying Amount	149,338	148,338
Accumulated Amortization	(34,564)	$ (26,219)
Accumulated Impairment Loss	(13,423)
Net Book Value	101,351	$ 122,119
Non-compete Agreements [Member]
Gross Carrying Amount	10,843	10,843
Accumulated Amortization	$ (5,070)	$ (3,952)
Accumulated Impairment Loss
Net Book Value	$ 5,773	$ 6,891
Capitalized Software Development Costs [Member]
Gross Carrying Amount	17,564	17,290
Accumulated Amortization	$ (14,863)	$ (14,423)
Accumulated Impairment Loss
Net Book Value	$ 2,701	$ 2,867
In-process Research and Development [Member]
Gross Carrying Amount	$ 20,679	$ 20,476
Accumulated Amortization
Accumulated Impairment Loss	$ (3,000)	$ (3,000)
Net Book Value	$ 17,679	$ 17,476